Offerings	Aug. 04, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.625 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 75,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.50
Offering Note	(1) There are being registered hereunder such indeterminate number of securities as may be sold by the registrant from time to time, which together shall have an aggregate initial offering price not to exceed $75,000,000. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. The proposed maximum offering price per unit will be determined, from time to time, by the registrant in connection with the issuance by the registrant of the securities registered hereunder. The securities registered hereunder also include such indeterminate number of shares of common stock as may be issued upon conversion of or exchange for units or other securities that provide for conversion or exchange or pursuant to the antidilution provisions of any of such securities. In addition, pursuant to Rule 416 of the rules and regulations under the Securities Act, the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(o) of the rules and regulations under the Securities Act and based upon the maximum aggregate offering price of all securities being registered. (3) The debt securities covered by this registration statement may be senior and/or subordinated debt securities of QNB Corp.